Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Nov. 06, 2017
Class A Common Stock [Member]
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000		200,000,000
Common stock, shares issued	28,522,000	24,960,000		23,338,000
Common stock, shares outstanding	28,522,000	24,960,000	23,338,000	23,338,000	23,337,705
Class B Common Stock [Member]
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000		50,000,000
Common stock, shares issued	20,281,000	23,584,000		24,976,000
Common stock, shares outstanding	20,281,000	23,584,000	24,976,000	24,976,000	24,975,932